Long-Term Debt	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT
On November 16, 2012, APX issued $1.3 billion aggregate principal amount of notes, of which $925.0 million aggregate principal amount of 6.375% senior secured notes due 2019 (the “2019 notes”) mature on December 1, 2019 and are secured on a first-priority lien basis by substantially all of the tangible and intangible assets whether now owned or hereafter acquired by the Company, subject to permitted liens and exceptions, and $380.0 million aggregate principal amount of 8.75% senior notes due 2020 (the “2020 notes”), mature on December 1, 2020.
During 2013, APX completed two offerings of additional 2020 notes under the indenture dated November 16, 2012. On May 31, 2013, the Company issued $200.0 million of 2020 notes at a price of 101.75% and on December 13, 2013, APX issued an additional $250.0 million of 2020 notes at a price of 101.50%.
During 2014, APX issued an additional $100.0 million of 2020 notes at a price of 102.00%.

In October 2015, APX issued $300.0 million aggregate principal amount of 8.875% senior secured notes due 2022 (the “2022 private placement notes”), pursuant to a note purchase agreement dated as of October 19, 2015 in a private placement exempt from registration under the Securities Act. The 2022 private placement notes will mature on December 1, 2022, unless on September 1, 2020 (the 91st day prior to the maturity of the 2020 notes) more than an aggregate principal amount of $190.0 million of such 2020 notes remain outstanding or have not been refinanced as permitted under the note purchase agreement for the 2022 private placement notes, in which case the 2022 private placement notes will mature on September 1, 2020. The 2022 private placement notes are secured, on a pari passu basis, by the collateral securing obligations under the 2019 notes, the 2022 private placement notes, and the 2022 notes (as defined below) and the revolving credit facilities, in each case, subject to certain exceptions and permitted liens.

In May 2016, APX issued $500.0 million aggregate principal amount of 7.875% senior secured notes due 2022 (the “2022 notes” and, together with the 2019 notes, the 2020 notes and the 2022 private placement notes, the “notes”), pursuant to an indenture dated as of May 26, 2016 among APX, the guarantors party thereto and Wilmington Trust, National Association, as trustee and collateral agent. The 2022 notes will mature on December 1, 2022, or on such earlier date when any outstanding pari passu lien indebtedness matures as a result of the operation of any “Springing Maturity” provision set forth in the agreements governing such pari passu lien indebtedness. The 2022 notes are secured, on a pari passu basis, by the collateral securing obligations under the 2019 notes and 2022 private placement notes and the revolving credit facilities, in all cases, subject to certain exceptions and permitted liens. APX used a portion of the net proceeds from the issuance of the 2022 notes to repurchase approximately $235 million aggregate principal amount of the outstanding 2019 notes and 2022 private placement notes in privately negotiated transactions and repaid borrowings under the existing revolving credit facility.

In August 2016, APX issued an additional $100.0 million aggregate principal amount of the 2022 notes at a price of 104.00%.

In February 2017, APX issued an additional $300.0 million aggregate principal amount of the 2022 notes at a price of 108.25%. A portion of the net proceeds from the offering of these 2022 notes were used to redeem $300.0 million aggregate principal amount of the existing 2019 notes and pay the related redemption premium, and to pay all fees and expenses related thereto and any remaining proceeds will be used for general corporate purposes.

In accordance with ASC 470-50 Debt – Modifications and Extinguishments, the Company performed an analysis on a creditor-by-creditor basis for the May 2016 issuance to determine if the repurchased 2019 notes and 2022 private placement notes were substantially different than the 2022 notes issued in May 2016. As a result of this analysis for the May 2016 issuance, during the three and six months ended June 30, 2016, the Company recorded $10.1 million of other expense and loss on extinguishment, consisting of $1.0 million of original issue discount and deferred financing costs associated with the 2019 notes and 2022 private placement notes, and $9.0 million of the $15.7 million of total costs incurred in conjunction with issuance of the 2022 notes. The original unamortized portion of deferred financing costs associated with new creditors and creditors under both the 2019 notes and the 2022 notes, whose debt instruments were not deemed to be substantially different, will be amortized to interest expense over the life of the 2022 notes.

The Company performed the same analysis on a creditor-by-creditor basis for the February 2017 issuance to determine if the repurchased 2019 notes were substantially different than the 2022 notes issued in February 2017. As a result of this analysis for the February 2017 issuance, during the six months ended June 30, 2017, the Company recorded $12.8 million of other expense and loss on extinguishment, consisting of $3.3 million of original issue discount and deferred financing costs associated with the 2019 notes and $9.5 million of the $15.6 million of total costs incurred in conjunction with issuance of the 2022 notes. The original unamortized portion of deferred financing costs associated with new creditors and creditors under both the 2019 notes and the 2022 notes, whose debt instruments were not deemed to be substantially different, will be amortized to interest expense over the life of the 2022 notes.

The following table presents deferred financing cost activity for the six months ended June 30, 2017 (in thousands):

	Unamortized Deferred Financing Costs
	Balance December 31, 2016	Additions	Rolled Over	Early Extinguishment	Amortized	Balance June 30, 2017
Revolving Credit Facility	$4,420	$—	$—	$—	$(1,013)	$3,407
2019 Notes	11,693	—	(1,476)	(3,259)	(1,310)	5,648
2020 Notes	15,053	—	—	—	(1,923)	13,130
2022 Private Placement Notes	903	—	—	—	(76)	827
2022 Notes	11,714	6,077	1,476	—	(1,567)	17,700
Total Deferred Financing Costs	$43,783	$6,077	$—	$(3,259)	$(5,889)	$40,712

The notes are fully and unconditionally guaranteed, jointly and severally by APX and each of APX’s existing restricted subsidiaries that guarantee indebtedness under APX’s revolving credit facility or our other indebtedness. Interest accrues at the rate of 6.375% per annum for the 2019 notes, 8.75% per annum for the 2020 notes, 8.875% per annum for the 2022 private placement notes, and 7.875% per annum for the 2022 notes. Interest on the notes is payable semiannually in arrears on each June 1 and December 1. APX may redeem the notes at the prices and on the terms specified in the applicable indenture or note purchase agreement.
Revolving Credit Facility
On November 16, 2012, APX entered into a $200.0 million senior secured revolving credit facility, with a five year maturity. On March 6, 2015, APX amended and restated the credit agreement governing the revolving credit facility to provide for, among other things, (1) an increase in the aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million (“Revolving Commitments”) and (2) the extension of the maturity date with respect to certain of the previously available commitments.
Borrowings under the amended and restated revolving credit facility bear interest at a rate per annum equal to an applicable margin plus, at APX’s option, either (1) the base rate determined by reference to the highest of (a) the Federal Funds rate plus 0.50%, (b) the prime rate of Bank of America, N.A. and (c) the LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, plus 1.00% or (2) the LIBOR rate determined by reference to the London interbank offered rate for dollars for the interest period relevant to such borrowing. The applicable margin for base rate-based borrowings (1)(a) under the Series A Revolving Commitments of approximately $247.5 million and Series C Revolving Commitments of approximately $20.8 million is currently 2.0% per annum and (b) under the Series B Revolving Commitments of approximately $21.2 million is currently 3.0% and (2)(a) the applicable margin for LIBOR rate-based borrowings (a) under the Series A Revolving Commitments and Series C Revolving Commitments is currently 3.0% per annum and (b) under the Series B Revolving Commitments is currently 4.0%. The applicable margin for borrowings under the revolving credit facility is subject to one step-down of 25 basis points based on APX meeting a consolidated first lien net leverage ratio test at the end of each fiscal quarter. Outstanding borrowings under the amended and restated revolving credit facility are allocated on a pro-rata basis between each Series based on the total Revolving Commitments.
In addition to paying interest on outstanding principal under the revolving credit facility, APX is required to pay a quarterly commitment fee (which will be subject to one interest rate step-down of 12.5 basis points, based on APX meeting a consolidated first lien net leverage ratio test) to the lenders under the revolving credit facility in respect of the unutilized commitments thereunder. APX also pays customary letter of credit and agency fees.
APX is not required to make any scheduled amortization payments under the revolving credit facility. The principal amount outstanding under the revolving credit facility will be due and payable in full on (1) with respect to the non-extended commitments under the Series C Revolving Credit Facility, November 16, 2017 and (2) with respect to the extended commitments under the Series A Revolving Credit Facility and Series B Revolving Credit Facility, March 31, 2019.
As of June 30, 2017 and December 31, 2016, there were $100.0 million and $0 of outstanding borrowings under the credit facility.
The Company’s debt at June 30, 2017 and December 31, 2016 consisted of the following (in thousands):

	June 30, 2017
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Series C Revolving Credit Facility Due 2017	$7,200	$—	$—	$7,200
Series A, B Revolving Credit Facilities Due 2019	92,800	—	—	92,800
6.375% Senior Secured Notes due 2019	419,465	—	(5,648)	413,817
8.75% Senior Notes due 2020	930,000	5,129	(13,130)	921,999
8.875% Senior Secured Notes Due 2022	270,000	(2,764)	(827)	266,409
7.875% Senior Secured Notes Due 2022	900,000	26,700	(17,700)	909,000
Total Long-Term Debt	$2,619,465	$29,065	$(37,305)	$2,611,225

	December 31, 2016
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
6.375% Senior Secured Notes due 2019	$719,465	$—	$(11,693)	$707,772
8.75% Senior Notes due 2020	930,000	5,848	(15,053)	920,795
8.875% Senior Secured Notes due 2022	270,000	(2,960)	(903)	266,137
7.875% Senior Secured Notes due 2022	600,000	3,710	(11,714)	591,996
Total Long-Term Debt	$2,519,465	$6,598	$(39,363)	$2,486,700

(1)
Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the condensed consolidated balance sheets at June 30, 2017 and December 31, 2016 was $3.4 million and $4.4 million, respectively.